UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE DIVIDEND STRATEGY FUND

FORM N-Q

SEPTEMBER 30, 2015

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.0%
CONSUMER DISCRETIONARY - 8.0%
Media - 5.2%
Comcast Corp., Special Class A Shares	2,159,700	$123,621,228
Time Warner Inc.	1,535,810	105,586,937
Walt Disney Co.	340,080	34,756,176

Total Media		263,964,341

Specialty Retail - 2.8%
Home Depot Inc.	1,199,850	138,570,677

TOTAL CONSUMER DISCRETIONARY		402,535,018

CONSUMER STAPLES - 13.7%
Beverages - 4.0%
Anheuser-Busch InBev NV, ADR	621,860	66,116,155
Coca-Cola Co.	2,171,530	87,121,784
PepsiCo Inc.	477,260	45,005,618

Total Beverages		198,243,557

Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	493,920	71,406,014
Sysco Corp.	525,830	20,491,595
Wal-Mart Stores Inc.	1,243,920	80,655,773

Total Food & Staples Retailing		172,553,382

Food Products - 2.9%
Nestle SA, ADR	1,947,730	146,547,205

Household Products - 3.4%
Kimberly-Clark Corp.	1,014,020	110,568,741
Procter & Gamble Co.	811,340	58,367,800

Total Household Products		168,936,541

TOTAL CONSUMER STAPLES		686,280,685

ENERGY - 5.6%
Energy Equipment & Services - 1.9%
Schlumberger Ltd.	1,412,460	97,417,366

Oil, Gas & Consumable Fuels - 3.7%
Exxon Mobil Corp.	868,109	64,543,904
Occidental Petroleum Corp.	817,990	54,110,038
Spectra Energy Corp.	2,536,680	66,638,584

Total Oil, Gas & Consumable Fuels		185,292,526

TOTAL ENERGY		282,709,892

FINANCIALS - 16.6%
Capital Markets - 4.3%
Bank of New York Mellon Corp.	2,083,210	81,557,672
BlackRock Inc.	87,630	26,067,296
Blackstone Group LP	3,340,820	105,803,769

Total Capital Markets		213,428,737

Consumer Finance - 1.1%
American Express Co.	738,640	54,755,383

Diversified Financial Services - 3.3%
Berkshire Hathaway Inc., Class B Shares	1,284,110	167,447,944	*

Insurance - 3.8%
MetLife Inc.	2,016,315	95,069,252
Travelers Cos. Inc.	972,480	96,790,935

Total Insurance		191,860,187

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.	1,295,820	$114,006,243
Healthcare Trust of America Inc., Class A Shares	1,300,000	31,863,000
Weyerhaeuser Co.	2,099,940	57,412,360

Total Real Estate Investment Trusts (REITs)		203,281,603

Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	245,658	5,271,821

TOTAL FINANCIALS		836,045,675

HEALTH CARE - 6.9%
Health Care Providers & Services - 2.1%
Aetna Inc.	248,180	27,153,374
UnitedHealth Group Inc.	690,690	80,126,947

Total Health Care Providers & Services		107,280,321

Pharmaceuticals - 4.8%
Johnson & Johnson	1,102,987	102,963,836
Merck & Co. Inc.	1,646,540	81,322,611
Pfizer Inc.	1,813,580	56,964,548

Total Pharmaceuticals		241,250,995

TOTAL HEALTH CARE		348,531,316

INDUSTRIALS - 13.8%
Aerospace & Defense - 1.5%
Raytheon Co.	668,160	73,003,162

Air Freight & Logistics - 3.2%
C.H. Robinson Worldwide Inc.	1,146,500	77,709,770
United Parcel Service Inc., Class B Shares	825,790	81,497,215

Total Air Freight & Logistics		159,206,985

Commercial Services & Supplies - 2.0%
Waste Management Inc.	2,057,860	102,502,006

Electrical Equipment - 0.7%
Eaton Corp. PLC	668,160	34,276,608

Industrial Conglomerates - 4.3%
3M Co.	625,220	88,637,439
General Electric Co.	5,117,830	129,071,673

Total Industrial Conglomerates		217,709,112

Road & Rail - 2.1%
Union Pacific Corp.	1,184,920	104,758,777

TOTAL INDUSTRIALS		691,456,650

INFORMATION TECHNOLOGY - 13.0%
Internet Software & Services - 2.1%
Google Inc., Class C Shares	172,284	104,821,031	*

IT Services - 1.5%
Automatic Data Processing Inc.	952,430	76,537,275

Semiconductors & Semiconductor Equipment - 3.2%
Intel Corp.	1,899,430	57,248,820
Texas Instruments Inc.	2,071,330	102,572,262

Total Semiconductors & Semiconductor Equipment		159,821,082

Software - 3.5%
Microsoft Corp.	2,731,030	120,875,388
Oracle Corp.	1,453,000	52,482,360

Total Software		173,357,748

Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc.	1,240,130	136,786,339

TOTAL INFORMATION TECHNOLOGY		651,323,475

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY			SHARES	VALUE
MATERIALS - 6.4%
Chemicals - 5.3%
E.I. du Pont de Nemours & Co.			1,097,700	$52,909,140
Ecolab Inc.			539,080	59,147,858
PPG Industries Inc.			735,880	64,529,317
Praxair Inc.			892,030	90,862,176

Total Chemicals				267,448,491

Paper & Forest Products - 1.1%
International Paper Co.			1,423,280	53,785,751

TOTAL MATERIALS				321,234,242

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T Inc.			2,487,840	81,053,827
Verizon Communications Inc.			2,277,406	99,089,935

TOTAL TELECOMMUNICATION SERVICES				180,143,762

UTILITIES - 6.4%
Electric Utilities - 2.7%
Brookfield Infrastructure Partners LP			2,303,110	84,685,355
NextEra Energy Inc.			505,200	49,282,260

Total Electric Utilities				133,967,615

Independent Power and Renewable Electricity Producers - 0.9%
Brookfield Renewable Energy Partners LP			907,749	24,970,750
Brookfield Renewable Energy Partners LP			799,920	21,989,801

Total Independent Power and Renewable Electricity Producers				46,960,551

Multi-Utilities - 2.8%
CenterPoint Energy Inc.			2,183,740	39,394,669
WEC Energy Group Inc.			1,909,040	99,690,069

Total Multi-Utilities				139,084,738

TOTAL UTILITIES				320,012,904

TOTAL COMMON STOCKS (Cost - $3,910,766,023)				4,720,273,619

RATE
CONVERTIBLE PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Banks - 0.4%
Wells Fargo & Co. (Cost - $15,253,320)	7.500%		14,406	16,826,208

		MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%
Finance America Net Interest Margin Trust, 2004-1 A (Cost - $73,449)	5.250%	6/27/34	$73,417	1	*(a)(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,926,092,792)				4,737,099,828

			SHARES
SHORT-TERM INVESTMENTS - 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $222,451,924)	0.125%		222,451,924	222,451,924

TOTAL INVESTMENTS - 98.8% (Cost - $4,148,544,716#)				4,959,551,752
Other Assets in Excess of Liabilities - 1.2%				62,288,047

TOTAL NET ASSETS - 100.0%				$5,021,839,799

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Illiquid security.

(c)	The coupon payment on these securities is currently in default as of September 30, 2015.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (formerly ClearBridge Equity Income Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective May 1, 2015, the Fund’s name and investment policies changed.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$4,720,273,619	—	—	$4,720,273,619
Convertible preferred stocks	16,826,208	—	—	16,826,208
Asset-backed securities	—	$1	—	1

Total long-term investments	$4,737,099,827	$1	—	$4,737,099,828

Short-term investments†	222,451,924	—	—	222,451,924

Total investments	$4,959,551,751	$1	—	$4,959,551,752

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$905,771,696
Gross unrealized depreciation	(94,764,660)

Net unrealized appreciation	$811,007,036

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015